COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 15 COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES

Some financial instruments are used in the normal course of business to meet the financing needs of customers. These financial instruments include commitments to extend credit and standby letters of credit that involve, to varying degrees, credit and interest-rate risk in excess of the amount reported in the financial statements.

Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Corporation’s exposure to credit loss, in the event of default by the borrower. The Corporation manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include inventories, receivables, equipment, income-producing commercial properties and real estate. Since many of the commitments are expected to expire without being drawn, total commitments do not necessarily represent future cash requirements.

Standby letters of credit are commitments the Corporation issues to guarantee the performance of a customer to a third party. The Corporation issues commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s non-performance, the Corporation’s credit loss exposure is the same in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral. Since the conditions requiring the Bank to fund letters of credit may not occur, the Corporation expects its liquidity requirements to be less than the total outstanding commitments.

The following is a summary of commitments to extend credit (in thousands) at year-end:

	2014	2013
Commitments to extend commercial credit	$25,398	$22,628
Commitments to extend consumer credit	11,293	11,599
Standby letters of credit	47	124
	$36,738	$34,351

Fixed rate	$9,223	$7,783
Variable rate	27,515	26,965
	$36,738	$34,748

At year-end 2014, the fixed rate commitments had a range of rates from 2.18% to 25.00%, with a weighted average term to maturity of 38.3 months. At year-end 2013, the fixed rate commitments had a range of rates from 2.15% to 25.00%, with a weighted average term to maturity of 52.5 months.